Summary of Effective Income Tax Rate (Detail)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Statutory tax rate	35.00%	35.00%	35.00%
Provisional remeasurement of deferred taxes due to 2017 Tax Act	(41.70%)
Effect of statutory depletion	(5.60%)	(5.40%)	(7.80%)
State income taxes, net of federal tax benefit	1.50%	1.50%	3.00%
Domestic production deduction	(2.20%)	(2.00%)	(0.10%)
Stock based compensation	(1.00%)	(0.10%)	(0.30%)
Other items	(1.30%)	0.90%	0.40%
Effective income tax rate	(15.30%)	29.90%	30.20%